                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act File Number: 811-01545

                      Eaton Vance Special Investment Trust
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                             Date of Fiscal Year End

                                  June 30, 2003
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[GRAPHIC]

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]


SEMIANNUAL REPORT JUNE 30, 2003


EATON VANCE
EMERGING
MARKETS
FUND

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Eaton Vance Emerging Markets Fund as of June 30, 2003

INVESTMENT UPDATE

[PHOTO OF HON. JACOB REES-MOGG]

Hon. Jacob Rees-Mogg
Portfolio Manager

Management Discussion

- The first six months of 2003 remained volatile, but emerging markets proved to be resilient, achieving improved returns and positively concluding the first half of the year. Despite the SARS outbreak, the war in Iraq and overall sluggish profit growth in global markets, investor confidence strengthened by the end of the six-month period.

- The Portfolio attempted to navigate the uncertainty in global markets by identifying opportunities that offered risk protection and were more insulated from global events. In the six months ended June 30, 2003, the Portfolio's holdings in Russia, Brazil and the small emerging market of Estonia added meaningfully to Portfolio performance. In Russia, there has been significant foreign investment, especially in the oil industry. We believe that renewed confidence of Western business investment in Russia has created attractive opportunities.

- In Latin America, we believe some of the economies are recovering from the worst of the problems they faced last year. For example, Brazil has experienced a sustained financial recovery. We feel that this recovery, coupled with its industries relatively low price/earnings ratios, make Brazil a striking value, especially when contrasted with U.S. indexes.

- The Portfolio's holdings in India benefitted from a surge in domestic and industrial demand, while Thailand's falling interest rate environment, as well as its GDP growth, added meaningfully to the Portfolio's performance.

- While most markets in developed countries continue to trade above historical averages, emerging markets are at their lowest ever multiples. We believe the combination of low valuation levels, improving economic conditions and investor sentiment present emerging market investors with attractive long-term opportunities.

The Fund

   Performance for The Past Six Months

- The Fund's Class A shares had a total return of 12.60% during the six months ended June 30, 2003.(1) This return resulted from an increase in net asset value (NAV) per share to $12.96 on June 30, 2003 from $11.51 on December 31, 2002.

- The Fund's Class B shares had a total return of 12.28% during the six months ended June 30, 2003.(1) This return resulted from an increase in NAV per share to $12.53 on June 30, 2003 from $11.16 on December 31, 2002.

- For comparison, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(2) returned 15.89% for the period from December 31, 2002, until June 30, 2003.


THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND LLOYD GEORGE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH
VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

Fund Information
as of June 30, 2003

PERFORMANCE(3)                                           Class A   Class B
Average Annual Total Returns (at net asset value)
One Year                                                   5.45%    4.77%
Five Years                                                 5.99     5.43
Life of Fund+                                              3.82     3.20
SEC Average Annual Total Returns (including sales
  charge or applicable CDSC)
One Year                                                  -0.61%   -0.23%
Five Years                                                 4.74     5.10
Life of Fund+                                              3.11     3.20

+ Inception dates: Class A: 12/8/94; Class B: 11/30/94

TEN LARGEST HOLDINGS(4)
Hansabank Ltd.                                  3.8%
Companhia Souza Cruz S.A.                       3.5
AS Eesti Telekom GDR                            3.3
Taiwan Semiconductor Manufacturing Co. Ltd.     3.3
Yukos ADR                                       3.1
Siam Cement Public Company Ltd.                 3.0
Sindo Ricoh Co.                                 3.0
Harmony Gold Mining Co. Ltd.                    2.9
British American Tobacco Malaysia Berhad        2.9
Genting Berhad                                  2.8

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.

(2) It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns for Class A reflect a 5.75% sales charge; for Class B, returns reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. Class A shares redeemed within 3 months of purchase, including exchanges, are subject to a 1% early redemption fee.

(4) Based on market value. Ten largest holdings represent 31.6% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investment in Emerging Markets
   Portfolio, at value
   (identified cost, $17,359,002)         $22,068,284
Receivable for Fund shares sold                63,026
Receivable from the Investment Adviser            355
Receivable from the Manager                       237
-----------------------------------------------------
TOTAL ASSETS                              $22,131,902
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $    40,561
Payable to affiliate for Trustees' fees            46
Accrued expenses                               24,809
-----------------------------------------------------
TOTAL LIABILITIES                         $    65,416
-----------------------------------------------------
NET ASSETS                                $22,066,486
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $20,556,817
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (3,300,056)
Accumulated undistributed net investment
   income                                     100,443
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         4,709,282
-----------------------------------------------------
TOTAL                                     $22,066,486
-----------------------------------------------------

Class A Shares
-----------------------------------------------------
NET ASSETS                                $14,416,520
SHARES OUTSTANDING                          1,112,793
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.96
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $12.96)      $     13.75
-----------------------------------------------------

Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 7,649,966
SHARES OUTSTANDING                            610,626
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     12.53
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $58,154)             $  393,279
Interest allocated from Portfolio                939
Expenses allocated from Portfolio           (143,865)
----------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $  250,353
----------------------------------------------------

Expenses
----------------------------------------------------
Management fee                            $   22,855
Trustees' fees and expenses                       93
Distribution and service fees
   Class A                                    29,166
   Class B                                    33,088
Transfer and dividend disbursing agent
   fees                                       19,456
Registration fees                             16,498
Custodian fee                                  7,463
Legal and accounting services                  7,057
Printing and postage                           6,634
Miscellaneous                                  1,930
----------------------------------------------------
TOTAL EXPENSES                            $  144,240
----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Investment Adviser              $      920
   Preliminary allocation of expenses to
      the Manager                                614
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    1,534
----------------------------------------------------

NET EXPENSES                              $  142,706
----------------------------------------------------

NET INVESTMENT INCOME                     $  107,647
----------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (142,551)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (16,403)
----------------------------------------------------
NET REALIZED LOSS                         $ (158,954)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,556,880
   Foreign currency and forward foreign
      currency exchange contracts                175
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,557,055
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,398,101
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,505,748
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        107,647  $        (162,495)
   Net realized loss                              (158,954)          (497,105)
   Net change in unrealized
      appreciation (depreciation)                2,557,055            761,583
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      2,505,748  $         101,983
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      6,829,449  $      16,126,130
      Class B                                    1,108,305          4,554,014
   Cost of shares redeemed
      Class A                                   (4,461,160)        (9,952,958)
      Class B                                   (1,168,095)        (2,317,985)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      2,308,499  $       8,409,201
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      4,814,247  $       8,511,184
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     17,252,239  $       8,741,055
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     22,066,486  $      17,252,239
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        100,443  $          (7,204)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS A
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)(1)        2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.510         $10.850     $10.930     $14.680     $ 8.060     $11.970
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.082         $(0.079)    $(0.048)    $(0.268)    $(0.112)    $(0.146)
Net realized and unrealized
   gain (loss)                          1.368           0.739      (0.032)     (3.482)      6.732      (3.764)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.450         $ 0.660     $(0.080)    $(3.750)    $ 6.620     $(3.910)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.960         $11.510     $10.850     $10.930     $14.680     $ 8.060
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         12.60%           6.08%      (0.73)%    (25.54)%     82.13%     (32.66)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $14,417         $10,343     $ 4,136     $ 3,511     $ 4,482     $ 3,066
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                       2.95%(4)        2.95%       3.23%       3.26%       3.02%       3.25%
   Net expenses after
      custodian fee
      reduction(3)                       2.95%(4)        2.95%       2.95%       2.92%       2.95%       2.95%
   Net investment income
      (loss)                             1.41%(4)       (0.99)%     (0.46)%     (2.12)%     (1.02)%     (1.34)%
Portfolio Turnover of the
   Portfolio                               27%             76%        125%         65%         95%        117%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           3.14%(4)        3.44%       3.59%       3.35%       4.70%       3.65%
   Expenses after custodian
      fee reduction(3)                   3.14%(4)        3.44%       3.31%       3.01%       4.63%       3.35%
   Net investment income
      (loss)                             1.22%(4)       (1.48)%     (0.82)%     (2.21)%     (2.70)%     (1.74)%
Net investment income (loss)
   per share                          $ 0.071         $(0.118)    $(0.086)    $(0.279)    $(0.296)    $(0.188)
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)(1)        2002        2001        2000        1999        1998
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.160         $10.610     $10.730     $14.510     $ 7.990     $11.910
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)          $ 0.043         $(0.143)    $(0.129)    $(0.347)    $(0.159)    $(0.236)
Net realized and unrealized
   gain (loss)                          1.327           0.693       0.009      (3.433)      6.679      (3.684)
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.370         $ 0.550     $(0.120)    $(3.780)    $ 6.520     $(3.920)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $12.530         $11.160     $10.610     $10.730     $14.510     $ 7.990
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         12.28%           5.18%      (1.12)%    (26.05)%     81.60%     (32.91)%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 7,650         $ 6,909     $ 4,605     $ 5,590     $ 6,866     $ 4,064
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                       3.45%(4)        3.45%       3.73%       3.75%       3.47%       3.70%
   Net expenses after
      custodian fee
      reduction(3)                       3.45%(4)        3.45%       3.45%       3.41%       3.40%       3.40%
   Net investment income
      (loss)                             0.77%(4)       (1.48)%     (0.97)%     (2.60)%     (1.59)%     (1.79)%
Portfolio Turnover of the
   Portfolio                               27%             76%        125%         65%         95%        117%
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Manager, or both. Had such actions not been taken, the ratios and net investment income (loss) per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                           3.64%(4)        3.97%       4.09%       3.84%       5.15%       4.10%
   Expenses after custodian
      fee reduction(3)                   3.64%(4)        3.97%       3.81%       3.50%       5.08%       3.80%
   Net investment income
      (loss)                             0.58%(4)       (2.00)%     (1.33)%     (2.69)%     (3.27)%     (2.19)%
Net investment income (loss)
   per share                          $ 0.032         $(0.193)    $(0.177)    $(0.359)    $(0.327)    $(0.289)
--------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes had a capital loss carryover of $3,255,796 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryover of $2,411,579, $410,083 and $434,134 expires on December 31, 2006, 2009 and 2010, respectively. At December 31, 2002, net capital losses of $242 and net currency losses of $7,204 attributable to security transactions incurred after October 31, 2002 are treated as arising on the first day of the Fund's taxable year ending December 31, 2003.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize their pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund's pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

 E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              592,861             1,329,244
    Redemptions                                       (378,851)             (811,570)
    --------------------------------------------------------------------------------
    NET INCREASE                                       214,010               517,674
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                               94,549               388,409
    Redemptions                                       (102,734)             (203,515)
    --------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                             (8,185)              184,894
    --------------------------------------------------------------------------------

   Redemptions or exchanges of Class A shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended June 30, 2003, the Fund received $8,527 in redemption fees on Class A shares.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) (the Manager) as compensation for management and administration of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended
   June 30, 2003, the fee was equivalent to 0.25% (annualized) of the Fund's average daily net assets for such period and amounted to $22,855. To enhance the net investment income of the Fund, the Manager was allocated $614 of the Fund's operating expenses. Except as to Trustees of the Fund who are not members of EVM's and Lloyd George Management (Bermuda) Limited's (LGM) (the Adviser) organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations. In addition, investment adviser and administrative fees are paid by the Portfolio to LGM and to EVM and its affiliates. To enhance the net investment income of the Fund, the Adviser was allocated $920 of the Fund's operating expenses. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2003, no significant amounts have been earned.

5 Distribution Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class A (Class A Plan) and for Class B (Class B Plan), (collectively, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) an amount equal to (a) 0.50% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for less than one year and (b) 0.25% of that portion of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and an amount equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The

EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Fund will automatically discontinue payments attributable to Class B shares during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the Class B shares sold plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of the contingent deferred sales charge (see Note 6) and daily amounts theretofore paid to EVD. The Fund paid or accrued $23,384 and $24,816 for Class A and Class B shares, respectively, to EVD for the six months ended June 30, 2003, representing 0.40% and 0.75% (annualized) of average daily net assets for Class A and Class B shares, respectively. At June 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $297,000 for Class B shares.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which have remained outstanding for more than one year and 0.25% per annum of the Fund's average daily net assets attributable to Class B shares. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. The Fund paid or accrued service fees to EVD for the six months ended June 30, 2003 in the amounts of $5,782 and $8,272 for Class A and Class B shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under other certain limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received approximately $8,000 of CDSC paid by shareholders for Class B shares for the six months ended June 30, 2003. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the fund but will be subject to a 1.00% redemption fee if they are redeemed within the first three months after the settlement of the purchase.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $7,957,125 and $5,861,482, respectively, for the six months ended June 30, 2003.

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                NUMBER OF SHARES
                                              ---------------------
    NOMINEE FOR THE TRUSTEE                   AFFIRMATIVE  WITHHOLD
    ---------------------------------------------------------------
    Jessica M. Bibliowicz                      1,207,781    18,112
    Donald R. Dwight                           1,207,781    18,112
    James B. Hawkes                            1,207,781    18,112
    Samuel L. Hayes, III                       1,207,781    18,112
    William H. Park                            1,207,781    18,112
    Norton H. Reamer                           1,207,781    18,112
    Lynn A. Stout                              1,207,781    18,112

   Each nominee was also elected a Trustee of the Portfolio. In addition, the following persons were elected as Portfolio Trustees:

    Edward K.Y. Chen                           1,207,781    18,112
    Hon. Robert Lloyd George                   1,207,781    18,112

   Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust and the Portfolio.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.7%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Automotive -- 0.7%
-------------------------------------------------------------------
Tata Engineering and Locomotive Co.,
Ltd. GDR                                        34,482  $   146,548
Indian auto producer and distributor
-------------------------------------------------------------------
                                                        $   146,548
-------------------------------------------------------------------
Banks and Money Services -- 10.0%
-------------------------------------------------------------------
Bank Mandiri(1)(2)                             898,000  $    73,473
Indonesian bank
Hansabank Ltd.                                  40,804      837,859
Financial institution in the Baltic
States
HDFC Bank Ltd. ADR                              19,300      361,875
A private sector bank in India
Kookmin Bank                                    11,800      355,630
Korean bank
OTP Bank Rt. GDR(1)                             30,410      585,393
Bank in Hungary
-------------------------------------------------------------------
                                                        $ 2,214,230
-------------------------------------------------------------------
Cement -- 3.0%
-------------------------------------------------------------------
Siam Cement Public Company Ltd.                167,000  $   666,889
Thailand cement company with paper and
petrochemical interests
-------------------------------------------------------------------
                                                        $   666,889
-------------------------------------------------------------------
Chemicals -- 2.2%
-------------------------------------------------------------------
Reliance Industries Ltd. GDR(3)                 33,100  $   481,605
A major player in the Indian
petrochemicals sector
-------------------------------------------------------------------
                                                        $   481,605
-------------------------------------------------------------------
Computers - Memory Devices -- 2.1%
-------------------------------------------------------------------
CMC Magnetics Corp.(1)                         621,000  $   463,594
Provider of optical and magnetic storage
media.
-------------------------------------------------------------------
                                                        $   463,594
-------------------------------------------------------------------
Conglomerates -- 1.3%
-------------------------------------------------------------------
Asian Property Development Public
Company Ltd.                                 2,670,000  $   288,134
Property development company in Thailand
which deals with residential property in
Bangkok
-------------------------------------------------------------------
                                                        $   288,134
-------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Electric - Integrated -- 5.7%
-------------------------------------------------------------------
CLP Holdings Ltd.                               46,000  $   201,150
Power supplier for Hong Kong
Malakoff Berhad                                213,000      254,479
A Malaysian electric utility
Ratchaburi Electricity Generating
Holding Public Company Ltd.                    429,000      280,425
A Thai generator
Unified Energy System GDR                       19,802      524,753
A Russian generator and transmitter
-------------------------------------------------------------------
                                                        $ 1,260,807
-------------------------------------------------------------------
Engineering -- 1.6%
-------------------------------------------------------------------
Gamuda                                         223,000  $   360,908
A Malaysian company which manufactures
and supplies road surfacing materials,
operates quarry and road laying projects
-------------------------------------------------------------------
                                                        $   360,908
-------------------------------------------------------------------
Food and Beverages -- 8.5%
-------------------------------------------------------------------
Companhia de Bebidas das Americas ADR           23,300  $   474,154
Produces and distributes beverages
Hite Brewery Co., Ltd.                           8,100      434,667
Korean brewer
Vina Concha y Toro ADR                          11,500      508,875
Wine producer/exporter
Wimm-Bill-Dann Foods ADR(1)                     22,300      452,690
Russian food processor
-------------------------------------------------------------------
                                                        $ 1,870,386
-------------------------------------------------------------------
Household Products -- 1.6%
-------------------------------------------------------------------
Kimberly-Clark de Mexico S.A. de C.V.          129,000  $   345,662
Pulp and household paper provider
-------------------------------------------------------------------
                                                        $   345,662
-------------------------------------------------------------------
Insurance -- 4.7%
-------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                    1,168,000  $   561,672
China Insurance focuses on reinsurance
and insurance brokerage business
Samsung Fire & Marine Insurance Co.,
Ltd.                                             9,650      469,372
Korean non-life insurance company
-------------------------------------------------------------------
                                                        $ 1,031,044
-------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Leisure and Tourism -- 2.7%
-------------------------------------------------------------------
Genting Berhad                                 154,200  $   608,684
Tourism/Gaming company
-------------------------------------------------------------------
                                                        $   608,684
-------------------------------------------------------------------
Mining -- 9.6%
-------------------------------------------------------------------
Antofagasta PLC                                 36,270  $   368,741
Chilian copper mining company
Gold Fields Ltd.                                49,600      593,535
South African gold producer
Harmony Gold Mining Co. Ltd.                    49,279      648,486
A mining company that produces gold
Highland Gold Mining Ltd.                      135,507      511,026
Russian gold mining company
-------------------------------------------------------------------
                                                        $ 2,121,788
-------------------------------------------------------------------
Office Automation and Equipment -- 3.0%
-------------------------------------------------------------------
Sindo Ricoh Co.                                 11,200  $   654,466
Manufacturer of photocopiers and other
office equipment
-------------------------------------------------------------------
                                                        $   654,466
-------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 5.5%
-------------------------------------------------------------------
OAO Gazprom ADR                                 28,100  $   531,090
Large natural gas company in terms of
reserves, transportation and production,
and a major supplier of natural gas to
Europe
Yukos ADR                                       12,375      690,278
Produces, explores and refines oil and
gas reserves in Russia
-------------------------------------------------------------------
                                                        $ 1,221,368
-------------------------------------------------------------------
Oil Companies - Exploration & Production -- 3.9%
-------------------------------------------------------------------
CNOOC Ltd.                                     321,000  $   473,382
Explores, develops and produces crude
oil and natural gas in Hong Kong
Teton Petroleum Co.(1)                          88,106      378,856
Russian oil exploration and production
company
-------------------------------------------------------------------
                                                        $   852,238
-------------------------------------------------------------------
SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Publishing -- 2.4%
-------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
A.S.(1)                                    304,817,086  $   526,474
Turkish newspaper
-------------------------------------------------------------------
                                                        $   526,474
-------------------------------------------------------------------
Real Estate -- 2.6%
-------------------------------------------------------------------
Consorcio ARA S.A. de C.V.(1)                  294,913  $   585,621
Mexican house builder
-------------------------------------------------------------------
                                                        $   585,621
-------------------------------------------------------------------
Retail -- 1.9%
-------------------------------------------------------------------
Wal-Mart de Mexico S.A.                        140,000  $   412,785
A major retailer in food, clothing, and
other merchandise, under a variety of
store formats
-------------------------------------------------------------------
                                                        $   412,785
-------------------------------------------------------------------
Semiconductor Components / Integrated
Circuits -- 5.6%
-------------------------------------------------------------------
KEC Corp.                                       13,500  $   513,102
Manufactures electrical goods and
produces signal and power transistors
and other components used in mobile
phones and automobiles
Taiwan Semiconductor Manufacturing
Co. Ltd.(1)                                    437,000      720,747
Contract manufacturer of integrated
circuits (foundry) for third parties
-------------------------------------------------------------------
                                                        $ 1,233,849
-------------------------------------------------------------------
Telephone - Integrated -- 8.7%
-------------------------------------------------------------------
AS Eesti Telekom GDR                            30,000  $   732,000
Estonia's fixed line and mobile telecom
provider
Cesky Telecom S.A.                              55,697      573,056
A fixed line telecommunications company
in the Czech Republic
Mobile Telesystems ADR                          10,298      607,582
Provides telecommunication services
including Internet and network services
in Russia
-------------------------------------------------------------------
                                                        $ 1,912,638
-------------------------------------------------------------------
Tobacco -- 6.4%
-------------------------------------------------------------------
British American Tobacco Malaysia Berhad        62,600  $   642,474
Tobacco producers (part of BAT group)

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------

Tobacco (continued)
-------------------------------------------------------------------
Companhia Souza Cruz S.A.                       94,573  $   780,450
Tobacco producers (part of BAT group)
-------------------------------------------------------------------
                                                        $ 1,422,924
-------------------------------------------------------------------
Total Common Stocks
   (identified cost $15,421,456)                        $20,682,642
-------------------------------------------------------------------

PREFERRED STOCKS -- 3.6%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Automotive -- 1.5%
-------------------------------------------------------------------
Hyundia Motor Co., Ltd.                         26,000  $   331,938
Car manufacturer
-------------------------------------------------------------------
                                                        $   331,938
-------------------------------------------------------------------
Financial Services -- 2.1%
-------------------------------------------------------------------
Banco Bradesco S.A.                        119,279,399  $   447,767
Banking
-------------------------------------------------------------------
                                                        $   447,767
-------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $693,827)                           $   779,705
-------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                  SHARES        VALUE
-------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.0%
-------------------------------------------------------------------
Teton Petroleum Co.(1)(2)                       80,000  $         0
Russian oil exploration and production
company
-------------------------------------------------------------------
                                                        $         0
-------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                 $         0
-------------------------------------------------------------------
Total Investments -- 97.3%
   (identified cost $16,115,283)                        $21,462,347
-------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                  $   606,051
-------------------------------------------------------------------
Net Assets -- 100.0%                                    $22,068,398
-------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt.
 (1)  Non-income producing security.
 (2)  Priced by adviser.
 (3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
India                                            4.5%    $  990,028
Indonesia                                        0.3         73,473
Estonia                                          7.1      1,569,859
Republic of Korea                               12.5      2,759,175
Hungary                                          2.7        585,393
Thailand                                         5.6      1,235,448
Taiwan                                           5.4      1,184,341
Hong Kong                                        5.6      1,236,204
Malaysia                                         8.5      1,866,545
Russia                                          12.7      2,806,393
Brazil                                           7.7      1,702,371
Chile                                            2.3        508,875
Mexico                                           6.1      1,344,068
United Kingdom                                   4.0        879,767
South Africa                                     5.6      1,242,021
United States                                    1.7        378,856
Turkey                                           2.4        526,474
Czech Republic                                   2.6        573,056

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $16,115,283)         $21,462,347
Cash                                           55,759
Foreign currency, at value (identified
   cost, $586,373)                            586,203
Interest and dividends receivable             147,442
Tax reclaim receivable                            767
Prepaid expenses                                   15
-----------------------------------------------------
TOTAL ASSETS                              $22,252,533
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $    74,207
Payable to affiliate for Trustees' fees         1,272
Accrued expenses                              108,656
-----------------------------------------------------
TOTAL LIABILITIES                         $   184,135
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $22,068,398
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $16,721,142
Net unrealized appreciation (computed on
   the basis of identified cost)            5,347,256
-----------------------------------------------------
TOTAL                                     $22,068,398
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
----------------------------------------------------
Dividends (net of foreign taxes,
   $59,303)                               $  404,203
Interest                                       1,015
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $  405,218
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $   72,996
Administration fee                            24,146
Trustees' fees and expenses                    2,540
Custodian fee                                 36,568
Legal and accounting services                 26,393
Miscellaneous                                  4,151
----------------------------------------------------
TOTAL EXPENSES                            $  166,794
----------------------------------------------------
Deduct --
   Preliminary waiver of investment
      adviser fee                         $   10,958
   Preliminary waiver of administration
      fee                                      5,339
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $   16,297
----------------------------------------------------

NET EXPENSES                              $  150,497
----------------------------------------------------

NET INVESTMENT INCOME                     $  254,721
----------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (145,265)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (17,667)
----------------------------------------------------
NET REALIZED LOSS                         $ (162,932)
----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $2,447,956
   Foreign currency and forward foreign
      currency exchange contracts                100
----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $2,448,056
----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $2,285,124
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $2,539,845
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $        254,721  $         102,873
   Net realized loss                              (162,932)          (522,269)
   Net change in unrealized appreciation
      (depreciation)                             2,448,056          1,145,122
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      2,539,845  $         725,726
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      8,102,986  $      22,230,752
   Withdrawals                                  (8,726,639)       (16,400,883)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       (623,653) $       5,829,869
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,916,192  $       6,555,595
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     20,152,206  $      13,596,611
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     22,068,398  $      20,152,206
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       -------------------------------------------------------
                                  (UNAUDITED)           2002        2001        2000        1999       1998
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                          1.56%(1)        1.44%       1.93%       1.69%       1.42%      1.71%
   Net expenses after
      custodian fee reduction            1.56%(1)        1.44%       1.69%       1.38%       1.35%      1.41%
   Net investment income
      (loss)                             2.64%(1)        0.57%       0.78%      (0.56)%      0.45%      0.37%
Portfolio Turnover                         27%             76%        125%         65%         95%       117%
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                         13.33%           7.30%       1.03%         --          --         --
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $22,068         $20,152     $13,597     $14,859     $14,472     $7,877
-------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.73%(1)        1.88%                   1.76%       2.42%      1.87%
   Expenses after custodian
      fee reduction                      1.73%(1)        1.88%                   1.45%       2.35%      1.57%
   Net investment income
      (loss)                             2.47%(1)        0.13%                  (0.63)%     (0.55)%     0.21%
-------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, Eaton Vance Emerging Markets Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices, on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   In addition to the requirements of the Internal Revenue Code, the Portfolio may also be required to pay local taxes on the recognition of capital gains in certain countries. During the six months ended June 30, 2003, the Portfolio did not make any payments pursuant to such requirement.

   In determining the daily net asset value, the Portfolio estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for capital gains is based on the net realized appreciation on certain portfolio securities, the related tax rates and other such factors. As of June 30, 2003, the Portfolio had a reserve of $74,280 related to capital gains.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed.

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 F Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $72,996. To enhance the net income of the Portfolio, the investment adviser made a preliminary waiver of $10,958 of its investment advisor fee. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $24,146. To enhance the net income of the Portfolio, the manager made a preliminary waiver of $5,339 of its administration fee. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $6,444,818 and $5,056,971 respectively, for the six months ended June 30, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $16,115,283
    -----------------------------------------------------
    Gross unrealized appreciation             $ 5,737,263
    Gross unrealized depreciation                (390,199)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 5,347,064
    -----------------------------------------------------

   The net appreciation on foreign currency is $192.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.
6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2003, there were no obligations under these financial instruments outstanding.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR THE TRUSTEE                    AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             99%          1%
    Edward K.Y. Chen                                  99%          1%
    Donald R. Dwight                                  99%          1%
    James B. Hawkes                                   99%          1%
    Samuel L. Hayes, III                              99%          1%
    Hon. Robert Lloyd George                          99%          1%
    William H. Park                                   99%          1%
    Norton H. Reamer                                  99%          1%
    Lynn A. Stout                                     99%          1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE EMERGING MARKETS FUND

INVESTMENT MANAGEMENT

EATON VANCE EMERGING MARKETS FUND

Officers

Thomas E. Faust Jr.
President

Duke Laflamme
Vice President

Thomas H. Luster
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

Kristin S. Anagnost
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Edward K.Y. Chen

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF EMERGING MARKETS PORTFOLIO
LLOYD GEORGE MANAGEMENT
(BERMUDA) LIMITED
3808 One Exchange Square
Central, Hong Kong


SPONSOR AND MANAGER OF EATON VANCE EMERGING MARKETS FUND
AND ADMINISTRATOR OF EMERGING MARKETS PORTFOLIO
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02940-9653


                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:


- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122


EATON VANCE EMERGING MARKETS FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.


132-8/03                                                                   EMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust (On behalf of Eaton Vance Emerging Markets
-------------------------------------------------------------------------------
Fund)
-----

By:  /s/ Thomas E. Faust Jr.
     ----------------------------
     Thomas E. Faust Jr.
     President


Date: August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ James L. O'Connor
     ----------------------------
     James L. O'Connor
     Treasurer


Date: August 18, 2003


By:  /s/ Thomas E. Faust Jr.
     ----------------------------
     Thomas E. Faust Jr.
     President


Date: August 18, 2003